Assets Held for Sale and Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 17, 2026	Mar. 31, 2026	Mar. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 320,593	$ 288,911	[1]
Cost of sales		161,819	144,085	[1]
Loss on changes in fair value of inventory and biological assets sold		138,255	131,985	[1]
Unrealized gain on changes in fair value of biological assets		(116,131)	(168,111)	[1]
Gross profit (loss)		136,650	180,952	[1]
Operating expenses
General and administration		106,567	91,323	[1]
Sales and marketing		59,641	56,170	[1]
Depreciation and amortization		3,814	2,984	[1]
Share-based compensation		7,293	12,930	[1]
Operating expenses		183,312	170,518	[1]
Other income (expenses)
Interest and other income		5,847	10,314	[1]
Finance and other costs		(1,809)	(2,515)	[1]
Foreign exchange gain (loss)		1,341	11,659	[1]
Other gains (losses)		720	2,099	[1]
Impairment of property, plant and equipment		(2,775)	(696)	[1]
Impairment of intangible assets and goodwill		(13,186)	0	[1]
Other income (expenses)		(9,862)	20,861	[1]
Income (loss) before income tax recovery (expense)		(56,524)	31,295	[1]
Income tax recovery (expense)
Current tax		(2,040)	(7,397)	[1]
Deferred tax		(55)	3,152	[1]
Income tax recovery (expense)		(2,095)	(4,245)	[1]
Net loss from discontinued operations, net of tax		(77,345)	(25,459)	[1]
Net loss from discontinued operations attributable to:
Aurora Cannabis Inc.		(63,141)	(24,782)	[1]
Non-controlling interests		(14,204)	(677)	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		56,163	54,729
Cost of sales		67,836	46,960
Loss on changes in fair value of inventory and biological assets sold		11,561	9,822
Unrealized gain on changes in fair value of biological assets		(12,856)	(7,250)
Gross profit (loss)		(10,378)	5,197
Operating expenses
General and administration		5,492	7,303
Sales and marketing		45	110
Depreciation and amortization		4,489	6,162
Share-based compensation		0	81
Operating expenses		10,026	13,656
Other income (expenses)
Interest and other income		239	1,015
Finance and other costs		(5,896)	(5,718)
Foreign exchange gain (loss)		72	390
Other gains (losses)		558	(418)
Impairment of property, plant and equipment		0	(11,870)
Impairment of intangible assets and goodwill		(23,367)	0
Other income (expenses)		(28,394)	(16,601)
Income (loss) before income tax recovery (expense)		(48,798)	(25,060)
Income tax recovery (expense)
Current tax		0	(436)
Deferred tax		(3,479)	37
Income tax recovery (expense)		(3,479)	(399)
Impairment of plant propagation	$ (25,068)	$ (25,068)	$ 0

[1]	Adjusted for discontinued operations (Note 6).